CURRENT AND LONG-TERM RECEIVABLES - Sales of Current Customer Receivables (Details) - Current receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Third Parties
Movement in Accounts Receivable from Securitization [Roll Forward]
Balance at beginning of period	$ 145	$ 2,202
GE business sales	2,052	1,401
WCS sales to third parties	0	6,778
Collections and other	(2,139)	(10,236)
Reclassification from long-term customer receivables	40	0
Balance at end of period	98	145
WCS
Movement in Accounts Receivable from Securitization [Roll Forward]
Balance at beginning of period	$ 0	2,780
GE business sales		8,331
WCS sales to third parties		(6,778)
Collections and other		(4,426)
Reclassification from long-term customer receivables		93
Balance at end of period		$ 0